Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Basis of Preparation
Minimum undiscounted forecast period for assessing future taxable profits	5 years
Threshold forecast period of recovery of tax losses	5 years
Portion of property, plant and equipment in total assets (as a percent)	26.50%	26.60%
Minimum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	6 years
Maximum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	10 years
Net foreign exchange loss	€ 309	€ 13	€ 146
Operating profit
Basis of Preparation
Net foreign exchange loss		24
Net foreign exchange gain		3	61
Investment and financing income
Basis of Preparation
Net foreign exchange loss	284	23	205
Income tax expense
Basis of Preparation
Net foreign exchange loss	€ 1		€ 2
Net foreign exchange gain		€ 7
Land | Minimum
Basis of Preparation
Maximum Lease Term For Land And Buildings	5 years
Buildings | Maximum
Basis of Preparation
Maximum Lease Term For Land And Buildings	10 years